Critical judgements estimates and assumptions - Schedule of assumptions used In sensitivity analysis for CGU's (Detail)		Dec. 31, 2021 MMBTU bbl	Dec. 31, 2020 MMBTU bbl
Mexico [Member]
Disclosure of information for cash-generating units [line items]
Discount rates (post-tax)		6.10%	6.30%
Discount rates (before taxes)		10.0	8.4
LPG-local prices (US/tn.)		0	0
Argentina [Member]
Disclosure of information for cash-generating units [line items]
Discount rates (post-tax)		16.60%	12.50%
Discount rates (before taxes)		19.0	15.8
LPG-local prices (US/tn.)		300	350
Year 2020 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Natural gas-local prices (US/MMBTU) | MMBTU			2.3
Year 2020 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Natural gas-local prices (US/MMBTU) | MMBTU			2.3
Year 2021 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	0	48.0
Year 2021 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	0	48.0
Year 2022 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	65.8	53.5
Natural gas-local prices (US/MMBTU) | MMBTU		3.0	2.0
Year 2022 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	73.0	53.5
Natural gas-local prices (US/MMBTU) | MMBTU		3.3	3.5
Year 2023 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	63.0	52.0
Natural gas-local prices (US/MMBTU) | MMBTU		3.0	2.0
Year 2023 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	70.1	52.0
Natural gas-local prices (US/MMBTU) | MMBTU		3.3	3.5
Year 2024 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	63.5	52.9
Year 2024 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	70.5	52.9
Year 2025 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	58.9	51.9
Year 2025 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	65.9	51.9
Year 2026 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	58.9	51.9
Year 2026 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[1]	64.6	51.9

[1]	The prices correspond to Brent and Maya, for Argentina and Mexico, respectively.